Jan. 17, 2025
Supplement to the Summary Prospectus and Statutory Prospectus each dated February 28, 2024, as previously amended
The Meet Kevin Pricing Power ETF | The Meet Kevin Pricing Power ETF
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The Meet Kevin Pricing Power ETF
For the Meet Kevin Pricing Power ETF, effective as the date of this supplement:
The first paragraph under the heading “Principal Investment Strategies” is hereby supplemented by the addition of the following sentence:

Targeted ETFs may include leveraged ETFs (“Leveraged ETFs”), which are ETFs that seek to provide investment results that match a multiple of the performance of an underlying index (e.g., up to three times the performance) for a single day and typically rely on derivative instruments to seek to obtain their investment objectives.

The risk entitled “Underlying ETFs Risks” under the heading “Principal Investment Risks” is revised to read as follows:
The Meet Kevin Pricing Power ETF | Underlying ETFs Risks [Member]

The Fund will incur higher and duplicative expenses because it invests in Targeted ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Targeted ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Targeted ETFs. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Targeted ETFs, including Leveraged ETFs, are also subject to the “ETF Risks” described above.

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